CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current assets:
Cash and cash equivalents	$ 13,293	$ 8,201	$ 82
Short-term investments	982	994
Prepaid expenses and other current assets	551	227	33
Receivable from affiliate	18
Total current assets	14,844	9,422	115
Property and equipment, net	1,655	278
Deferred offering costs	2,364
Investment in affiliate	1,937
Note receivable from affiliate	83
Total assets	20,833	9,700	115
Current liabilities:
Accounts payable	2,218	317	10
Accrued expenses and other current liabilities	683	832	169
Note payable – current	120
Payable to affiliate - current	271
Note payable to EKF	0		438
Total current liabilities	3,292	1,149	617
Payable to affiliate - non-current	1,544
Note payable - noncurrent	135
Total liabilities	4,971	1,149	617
Commitments and contingencies (Note 7)
Shareholders' equity:
Ordinary shares, £0.0025 par value per share: 62,444,992 and 56,011,831 shares authorized at June 30, 2020 and June 30, 2019, respectively; 59,416,134, 53,816,134 and 20,000,000 shares issued and outstanding at June 30, 2020, 2019 and 2018, respectively	179	162	66
Additional paid-in capital	69,650	52,084
Accumulated other comprehensive loss	(1,200)	(822)	4
Accumulated deficit	(52,717)	(42,873)	(572)
Total shareholders' equity	15,912	8,551	(502)
Total liabilities and shareholders' equity	$ 20,833	$ 9,700	$ 115